Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
23.	Related party transactions
For the years ended December 31, 2017, 2018 and 2019, significant related party transactions were as follows:
Transactions with
JO
YY

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cash collected by JOYY as a payment platform for Huya	2,352,528	4,081,696	1,362,489
Purchase of services by JOYY on behalf of Huya	155,249	37,408	22,622
Operation support services provided by JOYY (i)	151,216	44,523	17,455
Repayment from JOYY in relation to the payment on behalf of Huya’s employees	—	1,229	15,306
Deemed distribution to JOYY (ii)	—	—	10,119
Share-based compensation expenses related to JOYY’s Share-based Awards (Note 21(a))	10,465	5,833	1,996
Purchase of property and equipment and intangible assets from JOYY	733	6,422	294
Cash received in connection with purchasing short-term deposits together with JOYY	—	7,096	—
Cash paid to purchase short-term deposits together with JOYY	7,096	—	—
Advertising revenue from JOYY	468	1,955	—
Net increase in Parent Company investment through contributed service	164,913	—	—
Capital contribution from VIE of JOYY	100,000	—	—
Deemed contribution from JOYY (ii)	20,000	—	—
Share-based compensation expenses related to CEO’s Awards (Note 21(c))	10,170	—	—
Others	849	194	228

Transactions with Tencent
On February 5, 2018, Tencent and the Company, through their respective PRC affiliated entities, entered into a business cooperation agreement, which became effective on March 8, 2018. Pursuant to the agreement, both parties agreed to establish strategic cooperation relationship in various areas, including game publishing and operation, live game streaming content provision and broadcaster management. This agreement has a term of three years, which will be renewed subject to both parties’ negotiation.
Upon the completion of the issuance of Series
B-2
Preferred Shares on March 8, 2018 (Note 20), Tencent became a related party of the Company as its major shareholder. The transactions with Tencent prior to March 8, 2018 were not disclosed as related party transactions.

	For the year ended December 31,
	2018	2019
	RMB	RMB
Operation support services provided by Tencent ( i ii)	106,547	219,403
Purchase of copyrights for live streaming from Tencent	88,075	123,204
Payment on behalf of Tencent	—	16,127
Market promotion expenses charged by Tencent	2,174	12,777
Advertising revenue from Tencent	14,345	8,028
Cash collected by Tencent as a game operator for Huya	—	1,807
Online games revenue shared to Tencent as a game operator	—	1,028

(i)	Purchases of services from JOYY mainly consist of office rental, payment handling services and bandwidth services which are charged at market price.

(ii)
The Business was operated by JOYY until the completion of being carved out from JOYY on January 1, 2017. For the litigations of the Business related to events that took place before the completion of being carved out, any settlements that were reached ever since the completion would be borne by JOYY, representing a capital contribution to Huya for any loss or distribution from Huya for any gain, pursuant to the arrangements between JOYY and Huya.

For the year ended December 31, 2017, local court passed a judgment ordering JOYY to compensate a game publisher for its loss as a result of the alleged copyright infringement amounting to RMB20 million. Accordingly, Huya recorded an expense relating to such loss contingency and recognized a deemed contribution from JOYY. Final judgement that concurred with the first judgement in 2017 has been passed subsequently in December 2019.
For the year ended December 31, 2019, JOYY received compensation amounting to RMB10.1 million from settlement of contract breaching of broadcasters in relation to the Business. Accordingly, Huya recorded income relating to such settlements and recognized a deemed distribution to JOYY.
(iii)	Operation support services from Tencent mainly consist of bandwidth and payment handling services which are charged at market price.
On July 10, 2017, pursuant to Series A Preferred Shares arrangements (Note 20) entered amongst the Company and the investors of the Series A Preferred Shares, the Company issued, and Jungle TT Limited, which was wholly owned by CEO of Huya, and NEW WALES HOLDINGS LIMITED and LEGEND RANK VENTURES LIMITED, both of which were wholly owned by CEO and the Chairman of
JO
YY subscribed for, 4,411,765, 4,411,765 and 1,470,588 Series A Preferred Shares, respectively, at a price of US$3.4 per share with a total consideration of US$35,000.
Starting from January 1, 2017, the Company obtained an exclusive and royalty-free license from VIE of
JO
YY to use 39 patents,
8
of which are under application through the respective terms of such patents as of De
cember 31, 2019
.
As of December 31, 2018 and 2019, the amounts due from/to related parties are as follows:

	December 31,
	2018	2019
	RMB	RMB
Amounts due from related parties
Tencent	6,142	41,129
JOYY	231,226	10,807
Other	1,471	—

Total	238,839	51,936

Amounts due to related parties
Tencent	33,773	78,832
Other	900	200

Total	34,673	79,032

The other receivables/payables from/to related parties are unsecured
, interest
-free
 and payable on demand.